Business Acquisitions - Business Acquisition, Supplemental Pro Forma Financial Information (Detail) (PLG [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
PLG [Member]
Business Acquisition [Line Items]
Revenue	$ 2,548.2	$ 2,428.3
Net earnings attributable to Wolverine World Wide, Inc.	$ 128.6	$ 80.4